Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Donations	¥ 1.2	¥ 2.7	¥ 6.0
Shanghai Noah Yijie Finance Technology Co., Ltd. | Shanghai Qinjie Investment
Related Party Transaction [Line Items]
Percentage of equity shares			9.88%
Purchase price			¥ 150.0